Borrowings (Liquidity) (Details) $ in Millions	Dec. 31, 2015 USD ($)
GE
Long-term Debt, Fiscal Year Maturity
2016	$ 17,777
2017	16,723
2018	7,953
2019	3,749
2020	$ 7,306
Banks Extending Committed Credit Lines	48
Line of Credit Facility, Maximum Borrowing Capacity	$ 45,600
GE | Revolving credit
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	24,500
GE | Term-out feature
Long-term Debt, Fiscal Year Maturity
Line of Credit Facility, Maximum Borrowing Capacity	20,900
GE Capital
Long-term Debt, Fiscal Year Maturity
2016	24,996
2017	8,520
2018	7,681
2019	5,714
2020	11,419
Line of Credit Facility, Maximum Borrowing Capacity	45,600
Fixed And Floating Rate Notes	458,000
GE Capital | Borrowings Assumed By GE
Long-term Debt, Fiscal Year Maturity
2016	17,649
2017	12,454
2018	7,898
2019	3,707
2020	$ 6,548